CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
ASSETS
Cash	$ 1,805,463	$ 410,716	$ 524,601	$ 208,206
Deferred issuance costs		138,463	104,618
TOTAL ASSETS	11,432,988	7,228,724	6,541,163
LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	4,612,733	4,166,469	2,097,344
SHAREHOLDERS' EQUITY:
Ordinary shares
Additional paid in capital	13,285,824	4,821,992	4,821,992
Accumulated deficit	(6,528,896)	(1,704,065)	(164,809)
Accumulated other comprehensive loss	(201,488)	(186,134)	(252,752)
TOTAL SHAREHOLDERS' EQUITY	6,595,346	2,971,181	4,443,819
TOTAL LIABILITIES AND EQUITY	11,432,988	$ 7,228,724	$ 6,541,163
Subsidaries | Reportable Legal Entities
ASSETS
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		srt:SubsidiariesMember	srt:SubsidiariesMember
Common Class A
SHAREHOLDERS' EQUITY:
Ordinary shares	3,958	$ 3,440	$ 3,440
Common Class B
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 500	500	500
Parent | Reportable Legal Entities
ASSETS
Cash		1,909
Accounts receivable, net		643,750
Investments in subsidiaries		752,132	2,543,819
TOTAL ASSETS		3,331,636	4,443,819
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable		320,000
TOTAL LIABILITIES		360,455
SHAREHOLDERS' EQUITY:
Additional paid in capital		4,821,992	4,821,992
Accumulated deficit		(1,668,617)	(129,361)
Accumulated other comprehensive loss		(186,134)	(252,752)
TOTAL SHAREHOLDERS' EQUITY		2,971,181	4,443,819
TOTAL LIABILITIES AND EQUITY		3,331,636	4,443,819
Parent | Related party | Reportable Legal Entities
LIABILITIES AND SHAREHOLDERS' EQUITY
Due to related parties		40,455
Parent | Subsidaries | Reportable Legal Entities
ASSETS
Receivable		1,933,845
Parent | Sale of shares | Reportable Legal Entities
ASSETS
Receivable			1,900,000
Parent | Common Class A | Reportable Legal Entities
SHAREHOLDERS' EQUITY:
Ordinary shares		3,440	3,440
Parent | Common Class B | Reportable Legal Entities
SHAREHOLDERS' EQUITY:
Ordinary shares		$ 500	$ 500